Borrowings - Summary of Long-Term Borrowings (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 INR (₨)
Disclosure of detailed information about borrowings [abstract]
Banks and financial institutions	₨ 214,180	$ 3,290	₨ 255,557
Non-convertible debentures	115,747	1,778	136,751
Redeemable preference shares (refer note 1)	30,100	462	30,100
Non-convertible bonds	1,136	17
Other	913	14	936
Long-term borrowings	362,076	5,561	423,344
Less: Current portion of long-term borrowings	(94,188)	(1,447)	(90,690)
Long-term borrowings, net of current portion	₨ 267,888	$ 4,114	₨ 332,654